Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment are comprised of the following:

	March 31, 2022	December 31, 2021
Computer hardware and purchased software	$1,510,080	$1,494,918
Leasehold improvements	336,111	295,230
Furniture and fixtures	71,325	71,325
	1,917,516	1,861,473
Less: accumulated depreciation	(829,684)	(769,693)
Property and equipment, net	$1,087,832	$1,091,780

Property and equipment are comprised of the following:

	December 31, 2021	December 31, 2020
Computer hardware and purchased software	$1,494,918	$1,019,259
Leasehold improvements	295,230	275,106
Furniture and fixtures	71,325	82,056
	1,861,473	1,376,421
Less: accumulated depreciation	(769,693)	(677,669)
Property and equipment, net	$1,091,780	$698,752